Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current assets:
Cash and cash equivalents	$ 172,300	1,069,054	1,105,478
Restricted cash	214,745	1,332,404	1,692,330
Accounts receivable, net	655,808	4,069,027	4,223,730
Inventories	338,311	2,099,082	2,164,902
Prepayments to suppliers	149,271	926,165	640,597
Value-added tax recoverable	78,368	486,243	566,899
Amounts due from and prepayments to related parties	102,200	634,112	651,951
Current deferred income taxes	75,099	465,961	114,357
Prepaid expenses and other current assets	39,045	242,249	196,284
Total current assets	1,825,147	11,324,297	11,356,528
Amounts due from a related party	5,157	32,000	32,000
Long-term prepayments to suppliers	116,309	721,651	884,562
Investments in affiliated companies	68,224	423,301	216,276
Property, plant and equipment, net	1,951,906	12,110,794	13,128,479
Project assets	220,749	1,369,662	355,643
Use of land rights	97,269	603,514	702,858
Intangible assets, net	9,446	58,610	58,936
Non-current deferred income taxes	34,295	212,788	576,628
Other assets	40,588	251,833	137,634
Total assets	4,369,090	27,108,450	27,449,544
Current liabilities:
Short-term borrowings, including current portion of medium-term notes and long-term debt	1,629,767	10,112,055	6,715,877
Accounts payable	844,211	5,237,989	5,639,756
Advances from customers	150,845	935,935	601,602
Amounts due to related parties	157,061	974,501	457,838
Current deferred tax liabilities	693	4,301	4,856
Accrued warranty liability	6,592	40,903	40,632
Short-term sales lease back and financing lease payable due to non-related parties	3,827	23,744	18,225
Short-term sales lease back and financing lease payable due to related parties	7,713	47,859	30,902
Interest payable	26,216	162,657	170,064
Other current liabilities and accrued expenses	86,514	536,782	622,800
Total current liabilities	2,913,439	18,076,726	14,302,552
Medium-term notes	276,135	1,713,308	3,914,656
Long-term debt, excluding current portion	460,651	2,858,153	4,108,283
Reserve for inventory purchase commitments	198,514	1,231,701	1,100,661
Accrued warranty liability, excluding current portion	114,032	707,525	626,314
Long-term sales lease back and financing lease payable due to non-related parties	2,613	16,214	35,338
Long-term sales lease back and financing lease payable due to related parties	45,231	280,640	246,752
Deferred other income	127,613	791,788	762,806
Other liabilities	21,068	130,714	225,117
Total liabilities	4,159,296	25,806,769	25,322,479
Shareholders' equity:
Ordinary shares - Par value: US$0.01 Authorized shares: 1,000,000,000 Issued shares: 162,490,478 and 187,763,770 as of December 31, 2013 and 2014 respectively Outstanding shares: 156,763,770 and 181,763,770 December 31, 2013 and 2014, respectively	2,223	13,791	12,252
Additional paid-in capital	1,166,040	7,234,810	6,684,145
Treasury stock: 5,726,708 and 5,726,708 as of December 31, 2013 and 2014, respectively, at cost	(20,522)	(127,331)	(127,331)
Accumulated other comprehensive income	50,303	312,110	289,889
Accumulated deficit	(1,233,076)	(7,650,744)	(6,350,935)
Total equity attributable to Yingli Green Energy	(35,032)	(217,364)	508,020
Noncontrolling interests	244,826	1,519,045	1,619,045
Total shareholders' equity	209,794	1,301,681	2,127,065
Commitments and contingencies
Total liabilities and shareholders' equity	$ 4,369,090	27,108,450	27,449,544